Annual Total Returns[BarChart] - Vanguard Windsor II Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.70%	16.72%	30.69%	11.16%	(3.22%)	13.41%	16.78%	(8.58%)	29.03%	14.45%